Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Sep. 28, 2018
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
Crow Point Global Tactical Allocation Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	CGHAX
Crow Point Global Tactical Allocation Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	CGHIX